NUVEEN GROWTH ALLOCATION FUND

NUVEEN MODERATE ALLOCATION FUND

NUVEEN CONSERVATIVE ALLOCATION FUND

SUPPLEMENT DATED APRIL 12, 2011

TO THE PROSPECTUS DATED OCTOBER 29, 2010,

AS PREVIOUSLY SUPPLEMENTED JANUARY 18, 2011

1.	In the section “How You Can Buy and Sell Shares—What Share Classes We Offer—Class I Shares,” the following paragraph is added after the second paragraph.

Class I shares are also available for purchase by family offices and their clients. A family office is a company that provides certain financial and other services to a high net worth family or families. The minimum initial investment for family offices and their clients is $100,000, but this minimum will be lowered to $250 for clients of family offices that have accounts holding Class I shares with an aggregate value of at least $100,000. The Distributor may also lower the minimum to $250 for clients of family offices anticipated to reach this Class I share holdings level.

2.	On April 30, 2011, the name of the funds’ distributor will change from Nuveen Investments, LLC to Nuveen Securities, LLC.

3.	The section entitled “General Information—Net Asset Value” is hereby replaced in its entirety with the following:

The price you pay for your shares is based on a fund’s net asset value per share, which is determined as of the close of trading (normally 4:00 p.m. New York time) on each day the NYSE is open for business. Net asset value is calculated for each class of a fund by taking the value of the class’ total assets, including interest or dividends accrued but not yet collected, less all liabilities, and dividing by the total number of shares outstanding. The result, rounded to the nearest cent, is the net asset value per share. All valuations are subject to review by the funds’ Board of Trustees or its designee.

The funds invest principally in shares of the Underlying Funds. In determining net asset value, the Nuveen Underlying Funds in which a fund invests are valued at their respective net asset values. Other portfolio instruments held by the funds and portfolio instruments held by the Nuveen Underlying Funds generally are valued using prices provided by independent pricing services or obtained from other sources, such as broker-dealer quotations, all as approved by the Board of Trustees. Independent pricing services typically value non-equity portfolio instruments utilizing a range of market-based inputs and assumptions, including readily available market quotations obtained from broker-dealers making markets in such instruments, cash flows, and transactions for comparable instruments. In pricing certain securities, particularly less liquid and lower quality securities, the pricing services may consider information about a security, its issuer, or market activity provided by the fund’s investment adviser or sub-adviser. Equity securities and ETFs generally are valued at the last reported sales price or official closing price on an exchange, if available. Foreign securities and foreign currency are valued in U.S. dollars based on foreign currency exchange rate quotations supplied by an independent quotation service.

If a price cannot be obtained from a pricing service or other pre-approved source, or if Nuveen Fund Advisors deems such price to be unreliable, a portfolio instrument may be valued by a fund or a Nuveen Underlying Fund at its fair value as determined in good faith by the Board of Trustees or its designee. As a general principle, the fair value of a portfolio instrument is the amount that an owner might reasonably expect to receive upon the instrument’s current sale. A range of factors and analysis may be considered when determining fair value, including relevant market data, interest rates, credit considerations and/or issuer-specific news. For non-U.S. traded securities whose principal local markets close before the close of the NYSE, the local closing price may be adjusted based upon such factors as developments in non-U.S. markets, the performance of U.S. securities markets and the performance of instruments trading in U.S. markets that represent non-U.S. securities. A fund or a Nuveen Underlying Fund may rely on an independent fair valuation service in making any such fair value determinations.

PLEASE KEEP THIS WITH YOUR

FUND’S PROSPECTUS

FOR FUTURE REFERENCE

MGN-ALLO-0411P

NUVEEN ENHANCED CORE EQUITY FUND

NUVEEN ENHANCED MID-CAP FUND

SUPPLEMENT DATED APRIL 12, 2011

TO THE PROSPECTUS DATED OCTOBER 29, 2010,

AS PREVIOUSLY SUPPLEMENTED JANUARY 18, JANUARY 31, FEBRUARY 22 AND MARCH 21, 2011

1.	In the section “How You Can Buy and Sell Shares—What Share Classes We Offer—Class I Shares,” the following paragraph is added after the second paragraph.

Class I shares are also available for purchase by family offices and their clients. A family office is a company that provides certain financial and other services to a high net worth family or families. The minimum initial investment for family offices and their clients is $100,000, but this minimum will be lowered to $250 for clients of family offices that have accounts holding Class I shares with an aggregate value of at least $100,000. The Distributor may also lower the minimum to $250 for clients of family offices anticipated to reach this Class I share holdings level.

2.	On April 30, 2011, the name of the funds’ distributor will change from Nuveen Investments, LLC to Nuveen Securities, LLC.

PLEASE KEEP THIS WITH YOUR

FUND’S PROSPECTUS

FOR FUTURE REFERENCE

MGN-ENHCM-0411P

NUVEEN MULTI-MANAGER LARGE-CAP VALUE FUND

NUVEEN NWQ MULTI-CAP VALUE FUND

NUVEEN NWQ LARGE-CAP VALUE FUND

NUVEEN NWQ SMALL/MID-CAP VALUE FUND

NUVEEN NWQ SMALL-CAP VALUE FUND

NUVEEN TRADEWINDS VALUE OPPORTUNITIES FUND

SUPPLEMENT DATED APRIL 12, 2011

TO THE PROSPECTUS DATED OCTOBER 29, 2010,

AS PREVIOUSLY SUPPLEMENTED JANUARY 18, JANUARY 31, FEBRUARY 22 AND MARCH 21, 2011

1.	In the section “How You Can Buy and Sell Shares—What Share Classes We Offer—Class I Shares,” the following paragraph is added after the second paragraph.

Class I shares are also available for purchase by family offices and their clients. A family office is a company that provides certain financial and other services to a high net worth family or families. The minimum initial investment for family offices and their clients is $100,000, but this minimum will be lowered to $250 for clients of family offices that have accounts holding Class I shares with an aggregate value of at least $100,000. The Distributor may also lower the minimum to $250 for clients of family offices anticipated to reach this Class I share holdings level.

2.	On April 30, 2011, the name of the funds’ distributor will change from Nuveen Investments, LLC to Nuveen Securities, LLC.

PLEASE KEEP THIS WITH YOUR

FUND’S PROSPECTUS

FOR FUTURE REFERENCE

MGN-NWQ-0411P

NUVEEN U.S. EQUITY COMPLETENESS FUND

SUPPLEMENT DATED APRIL 12, 2011

TO THE PROSPECTUS DATED OCTOBER 29, 2010,

AS PREVIOUSLY SUPPLEMENTED JANUARY 18, JANUARY 31 AND FEBRUARY 22, 2011

1.	In the section “How You Can Buy and Sell Shares—What Share Classes We Offer—Class I Shares,” the following paragraph is added after the second paragraph.

Class I shares are also available for purchase by family offices and their clients. A family office is a company that provides certain financial and other services to a high net worth family or families. The minimum initial investment for family offices and their clients is $100,000, but this minimum will be lowered to $250 for clients of family offices that have accounts holding Class I shares with an aggregate value of at least $100,000. The Distributor may also lower the minimum to $250 for clients of family offices anticipated to reach this Class I share holdings level.

2.	On April 30, 2011, the name of the fund’s distributor will change from Nuveen Investments, LLC to Nuveen Securities, LLC.

PLEASE KEEP THIS WITH YOUR

FUND’S PROSPECTUS

FOR FUTURE REFERENCE

MGN-COMP-0411P

NUVEEN GROWTH ALLOCATION FUND

NUVEEN MODERATE ALLOCATION FUND

NUVEEN CONSERVATIVE ALLOCATION FUND

SUPPLEMENT DATED APRIL 12, 2011

TO THE STATEMENT O F ADDITIONAL INFORMATION DATED OCTOBER 29, 2010

AS PREVIOUSLY SUPPLEMENTED JANUARY 18 AND FEBRUARY 7, 2011

The section entitled “Net Asset Value” is hereby replaced in its entirety with the following:

Each Fund’s net asset value is determined as set forth in its Prospectus under “General Information—Net Asset Value.”

PLEASE KEEP THIS WITH YOUR

FUND’S STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-ALLOSAI -0411P